RECLAMATION AND REMEDIATION PROVISION	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
RECLAMATION AND REMEDIATION PROVISION [Text Block]
12.	RECLAMATION AND REMEDIATION PROVISION

The Company’s reclamation and remediation provision relates to site restoration, clean-up, ongoing treatment, and monitoring at the GMC and Topia mines in Mexico, and the Coricancha project in Peru.

	December 31, 2017			December 31, 2016
	Total	Current	Non-current	Total	Current	Non-current
GMC	$2,258	$–	$2,258	$2,224	$–	$2,224
Topia	1,486	–	1,486	1,242	–	1,242
Coricancha	23,667	4,446	19,221	–	–	–
	$27,411	$4,446	$22,965	$3,466	$–	$3,466

	2017	2016
Balance, January 1	$3,466	$3,649
Coricancha acquisition (note 8(b))	23,767	–
Change in estimates	(16)	278
Accretion	791	23
Reclamation work performed	(597)	(18)
Foreign exchange	–	(466)
Reclamation and remediation provision, December 31	$27,411	$3,466

In 2017, an increase to the total change in estimate of $24 (2016 – decrease of $161) associated with the GMC was expensed to exploration, evaluation and development expenses.

The reclamation and remediation provision for the GMC and Topia operations is based on the following assumptions:

	2017	2016
Total estimated cash flows	$3,938	$3,810
Expected settlement of obligations (years)	2023 – 2047	2019 – 2047
Weighted average risk-free rate (discount rate)
GMC	2.3%	2.0%
Topia	2.5%	2.8%

A 1% change in the discount rate while holding the other assumptions constant would decrease or increase the provision by $225.

The reclamation and remediation provision for Coricancha is based on the following assumptions:

	2017	2016
Total estimated cash flows	$34,061	$–
Expected settlement of obligations (years)	2018 – 2047	–
Weighted average risk-free rate (discount rate)	4.8%	–

A 1% change in the discount rate would decrease or increase the provision by $1,342 while holding the other assumptions constant.